Average Annual Total Returns - PRUDENTIAL DAY ONE 2045 FUND	Sep. 29, 2020
Prudential Day One 2045 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	24.50%
Since Inception	11.85%	[1]
S&P Target Date 2045 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	24.02%
Since Inception	11.41%	[1]
Class R1
Average Annual Return:
1 Year	22.85%
Since Inception	9.58%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	23.25%
Since Inception	9.88%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	23.45%
Since Inception	10.01%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	23.60%
Since Inception	10.14%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	23.64%
Since Inception	10.26%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	23.80%
Since Inception	10.46%
Inception Date	Dec. 13, 2016
Class R6 | Return After Taxes on Distributions
Average Annual Return:
1 Year	22.05%
Since Inception	9.04%
Inception Date	Dec. 13, 2016
Class R6 | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	15.01%
Since Inception	7.80%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.